Equity	12 Months Ended
Dec. 31, 2025
Disclosure Equity Abstract
Equity

15	Equity

Share capital

As of December 31, 2025, the Company’s share capital was R$17 represented by 93,722,831 shares comprised by 55,148,697 class A common shares and 38,574,134 class B common shares. As of December 31, 2024, the Company’s share capital was R$17 represented by 93,722,831 shares comprised by 49,920,068 class A common shares and 43,802,763 class B common shares. As of December 31, 2025 and 2024, the Company’s authorized capital was US$50 thousand divided into 1,000,000,000 shares of a nominal value of US$0.00005 each.

Dividends

In the year ended December 31, 2025, CCSI and IESVAP approved the payment of dividends of R$76,862, which R$59,641 was distributed to the Company and R$17,221 to non-controlling shareholders (December 31 2024: R$79,701, which R$61,412 was distributed to the Company and R$18,289 to non-controlling shareholders and December 31, 2023: R$65,539, which R$46,788 was distributed to the Company and R$18,750 to non-controlling shareholders).

On March 12, 2025, the Company’s Board of Directors approved the first dividend distribution in the amount of R$129,784, representing 20% of the Company’s consolidated net income for the year ended December 31, 2024 and a dividend per share of R$1.348923, to the shareholders on record as of the close of business on March 26, 2025, paid in U.S. dollars on April 4, 2025, at the exchange rate (PTAX) published by the Brazilian Central Bank on March 13, 2025.

Treasury shares

On August 13, 2025, the Company’s board of directors approved a new share repurchase program. Under the share repurchase program, Afya may repurchase up to 4,000,000 of its outstanding Class A common shares, in the open market, based on prevailing market prices, or in privately negotiated transactions, beginning from August 15, 2025 until the earlier of the completion of the repurchase or December 31, 2026, depending upon market conditions. During the year ended December 31, 2025, the Company’s cash outflow was R$77,002.

The table below illustrates the number and movements in treasury shares during the years ended December 31, 2025, 2024 and 2023:

	Number of treasury shares	Average price (in Brazilian Reais)

Outstanding at January 1, 2023	3,786,285	80.54
Repurchased	216,339	57.17
Delivered under the share-based compensation plans	(229,146)	79.28
Outstanding at December 31, 2023	3,773,478	79.28
Delivered under the share-based compensation plans	(317,940)	79.28
Outstanding at December 31, 2024	3,455,538	79.28
Repurchased	966,541	80.24
Delivered under the share-based compensation plans	(566,929)	79.28
Outstanding at December 31, 2025	3,855,150	79.52